Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 2,478	€ 2,434	€ 2,399
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	972	1,033	1,078
Property | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	863	758	616
Property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	837	895
Equipment | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	644	643	€ 705
- Data processing equipment | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	197	218
- Other equipment | Property in own use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	447	426
- ROU cars | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	123	124
- ROU other leases | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 12	€ 13